Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key management remuneration
Salaries and benefits	$ 2,949,120	$ 2,779,707
Share-based payments	2,966,651	985,174
Key management remuneration	5,915,771	3,764,881
Associates
Related party transactions
Research and development expense		1,233,301
Amount owed included in accounts payable and accrued liabilities		416,792
Key management personnel of entity or parent
Related party transactions
Amount owed included in accounts payable and accrued liabilities	$ 0	$ 0